GMO TRUST

Amended and Restated Supplement dated December 10, 2012 to the
GMO Trust Multi-Class Prospectus and Statement of Additional Information,
each dated June 30, 2012

GMO Strategic Opportunities Allocation Fund

Effective December 31, 2012, the GMO Strategic Opportunities Allocation Fund (the "Fund") charges a purchase premium of 0.07% of the amount invested and a redemption fee of 0.07% of the amount redeemed. The section captioned "Shareholder fees" on page 136 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.07%
Redemption fee (as a percentage of amount redeemed)	0.07%

In addition, the section captioned "Example" on page 136 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$59	$188	$328	$737	$66	$196	$337	$748
*	After reimbursement